Cash and Cash Equivalents and Pledged Deposits (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Cash And Cash Equivalents And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents and Pledged Deposits

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Cash and bank balances	506,073	663,115
Less: pledged short-term deposits	(384)	(256)
time deposits	(50,000)	(174,644)
Cash and cash equivalents	455,689	488,215
Denominated in USD	451,165	472,722
Denominated in RMB	4,335	12,614
Denominated in EUR	189	2,879
Cash and cash equivalents	455,689	488,215